Subsequent events - Additional Information (Detail) $ / shares in Units, $ in Thousands	1 Months Ended	4 Months Ended	12 Months Ended
	Jul. 31, 2020 USD ($) $ / shares shares	Jun. 30, 2018 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($) shares	Jul. 31, 2020 £ / shares shares	Jun. 30, 2020 £ / shares shares	Jun. 30, 2019 £ / shares shares
Subsequent Event [Line Items]
Exchange rate	0.796				0.796
Gross proceeds from the issuance of ordinary shares | $		$ 66	$ 17,276	$ 29,111
Common stock shares authorized						62,444,992	56,011,831
Common stock par or stated value per share | £ / shares						£ 0.0025	£ 0.0025
IPO [Member] | NASDAQ/NMS (GLOBAL MARKET) [Member] | ADR [Member]
Subsequent Event [Line Items]
Shares converted to ADR	6,291,750
Sale of stock issue price per share | $ / shares	$ 13.50
IPO [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Stock shares issued during the period shares				18,388,430
Subsequent Event [Member] | Forecast [Member] | Master Services Agreement [Member] | Astra Zeneca Pharmaceuticals LP [Member]
Subsequent Event [Line Items]
Milestone payment receivable | $	$ 1,000
Subsequent Event [Member] | IPO [Member] | NASDAQ/NMS (GLOBAL MARKET) [Member] | ADR [Member]
Subsequent Event [Line Items]
Shares converted to ADR	6,300,000
Sale of stock issue price per share | $ / shares	$ 13.50
Subsequent Event [Member] | IPO [Member] | Common Stock [Member] | NASDAQ/NMS (GLOBAL MARKET) [Member]
Subsequent Event [Line Items]
Stock shares issued during the period shares	12,583,500
Subsequent Event [Member] | Private Placement [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Stock shares issued during the period shares	30,000
Sale of stock issue price per share | £ / shares					£ 5.37
Gross proceeds from the issuance of ordinary shares | $	$ 76,100
Common Class A [Member] | Subsequent Event [Member] | Share Capital Redesignated [Member] | Verici DX [Member]
Subsequent Event [Line Items]
Common stock shares authorized	59,416,134				59,416,134
Common stock par or stated value per share | £ / shares					£ 0.001
Record date for determining the eligbility to receive new shares	Jul. 09, 2020
Number of shares entitled to be received by the shareholder for every share held in the parent company	1				1
Golden Shares [Member] | Subsequent Event [Member] | Share Capital Redesignated [Member] | Verici DX [Member]
Subsequent Event [Line Items]
Common stock shares authorized	1				1
Common stock par or stated value per share | £ / shares					£ 0.001